Accounts Receivable and Other Receivables, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable and Other Receivables, Net [Abstract]
ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES, NET

NOTE 4 – ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES, NET

Accounts receivable and other receivables as of June 30, 2026 and December 31, 2025 are summarized as below:

	June 30,	December 31,
	2026	2025
Customers by sales provision of services	€3,423,103	€1,868,572
VAT receivable	12,319	11,131
Others	34,960	34,960
	€3,470,382	€1,914,663
Allowance for doubtful accounts	(196,362)	(174,888)
	€3,274,020	€1,739,775

As of June 30, 2026 and December 31, 2025, the allowance for doubtful accounts was €196,362 and €174,888, respectively. During the six months ended June 30, 2026 and 2025, the Company recorded bad debt expense of €23,694 and €0, respectively. As of June 30, 2026 and December 31, 2025, €0 and €283,457 trade receivable were under factoring recourse arrangement, respectively.